Financial Instruments - Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Interest rate swaps	$ 587	$ 122
Bunker and CO2 swaps	620	535
Fair Value, Net Asset (Liability), Total	$ 1,207	$ 657